Pension and Other Post-Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Schedule of changes in projected benefit obligations, the plan assets, and the funded
The following table presents the changes in projected benefit obligations, the plan assets, and the funded status of the defined benefit pension plans:

	December 31,
	2021	2020
Obligation and funded status:
Change in benefit obligation
Projected benefit obligation at beginning of year	$21,615	$16,563
Service costs	1,441	1,136
Interest cost	323	292
Plan participant contributions	134	124
Actuarial (gains) losses	(503)	695
Acquisition/Business Combination/Divestiture	918	2,393
Benefit payments	(872)	(357)
Expenses paid from assets	(43)	(40)
Settlements	(257)	—
Curtailment	—	(510)
Effect of foreign currency translation	(1,283)	1,319
Projected benefit obligation at end of year	$21,473	$21,615
Change in plan assets
Fair value of plan assets at beginning of year	$6,665	$5,487
Actual return on plan assets	262	213
Settlements	(257)	—
Plan participant contributions	134	124
Acquisition/Business Combination/Divestiture	—	99
Employer contributions	1,366	583
Benefit payments	(872)	(357)
Expenses paid from assets	(43)	(40)
Effect of foreign currency translation	(538)	556
Fair value of plan assets at end of year	6,717	6,665
Unfunded status	$(14,756)	$(14,950)

Summary of the amounts recognized in the consolidated balance sheets	The following table summarizes the amounts recognized in the Consolidated Balance Sheets related to the defined benefit pension plans:

	December 31,
	2021	2020
Current liabilities	$(1,068)	$(902)
Non-current liabilities	$(13,688)	$(14,048)
AOCI	$748	$1,195

Schedule of accumulated benefit obligation in excess of plan assets and projected benefit obligations in excess of plan assets
The following table provides information for those pension plans with an accumulated benefit obligation in excess of plan assets and projected benefit obligations in excess of plan assets:

	December 31,
	2021	2020
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	$18,637	$18,991
Fair value of plan assets	$6,717	$6,665
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	$21,473	$21,615
Fair value of plan assets	$6,717	$6,665

Schedule of net periodic benefit cost changes in plan assets and benefit obligations recognized in other comprehensive loss
The components of net periodic benefit cost changes in plan assets and benefit obligations recognized as follows:

	Year Ended December 31,
	2021	2020	2019
Service cost	$1,441	$1,136	$870
Interest cost	323	292	311
Expected return on plan assets	(199)	(178)	(157)
Amortization of actuarial gains	(19)	(46)	(76)
Settlement/(Curtailment)	(91)	(499)	7
Net periodic benefit cost	$1,455	$705	$955

Summary of weighted-average assumptions used to determine the benefit obligations
The following table presents the weighted-average assumptions used to determine the net periodic benefit cost as of:

	December 31,
	2021	2020
Discount rate	1.66%	1.60%
Expected return on plan assets	3.04%	3.00%
Rate of compensation increase	5.18%	3.78%
Social Security increase rate	2.50%	2.50%
Pension increase rate	1.80%	1.80%
The following table presents the weighted-average assumptions used to determine the benefit obligations as of:

	December 31,
	2021	2020
Discount rate	2.38%	1.66%
Rate of compensation increase	5.79%	5.18%
Social Security increase rate	2.50%	2.50%
Pension increase rate	1.90%	1.80%

Schedule of fair value of our plan assets and the respective level in the far value hierarchy by asset category
The fair value of our plan assets and the respective level in the far value hierarchy by asset category is as follows:

	December 31, 2021				December 31, 2020
Fair value measurement of pension plan assets:	Level 1	Level 2	Level 3	Total Assets	Level 1	Level 2	Level 3	Total Assets
Insurance contract	$—	—	6,717	$6,717	$—	—	6,665	$6,665

Schedule of estimated pension benefit payments
The following table provides the estimated pension benefit payments that are payable from the plans to participants as of December 31, 2021 for the following years:

2022	$1,216
2023	1,310
2024	1,461
2025	1,633
2026	1,643
2027 to 2031	7,748
Total	$15,011